Taxation	6 Months Ended
Jun. 30, 2025
Taxation
Taxation

8. Taxation

The Group generated tax losses during the six-month periods ended June 30, 2025 and 2024. The current tax expense booked for the six-month period ended June 30, 2025 is €0.08 million (2024: €0.03 million). The Group recognised a deferred tax expense of €nil for each period.

During the six-month periods ended June 30, 2025 and 2023, the Group’s Dubai operations were subject to a statutory tax rate of 21%. In Ireland, the headline corporate income tax rate for trading companies is 12.5%, with a rate of 25% applicable to other non-trading sources.